DISPOSITION OF AIRCARD BUSINESS Narrative (Details) (USD $)	0 Months Ended	12 Months Ended
	Apr. 02, 2013 employee	Dec. 31, 2013 customer	Dec. 31, 2012 customer	Dec. 31, 2011 customer
Disposition of AirCard business
Proceeds from Aircard sale held in escrow		$ 13,800,000	$ 0
Air Card Business [Member]
Disposition of AirCard business
Consideration for sale of business in cash plus assumed liabilities	136,600,000
Proceeds from Aircard sale held in escrow	13,800,000
Transaction costs	(2,849,000)
Tax gain on disposal	70,182,000
Expected proceeds from sale of AirCard Business	114,000,000
Number of employees to be transferred	160
Deferred income tax assets	14,400,000
Number of significant customers		0	2	3
Air Card Business [Member] | Significant customer one
Disposition of AirCard business
Sales			88,689,000	77,216,000
Air Card Business [Member] | Significant customer two
Disposition of AirCard business
Sales			73,091,000	68,361,000
Air Card Business [Member] | Significant customer three
Disposition of AirCard business
Sales				$ 66,001,000